Expense Example - State Street IG Public Private ABS ETF - State Street IG Public Private ABS ETF	Mar. 04, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	$ 125